Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Invesco Exchange-Traded Fund Trust II

SUPPLEMENT DATED FEBRUARY 28, 2025

TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ("SAI”), EACH DATED FEBRUARY 28, 2025, OF:

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

(the “Fund”)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Invesco Exchange-Traded Fund Trust II

SUPPLEMENT DATED FEBRUARY 28, 2025

TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ("SAI”), EACH DATED FEBRUARY 28, 2025, OF:

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)

(the “Fund”)

Invesco FTSE RAFI Emerging Markets ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Invesco Exchange-Traded Fund Trust II

SUPPLEMENT DATED FEBRUARY 28, 2025

TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ("SAI”), EACH DATED FEBRUARY 28, 2025, OF:

Invesco RAFI Emerging Markets ETF (PXH)

(the “Fund”)